UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                    -----------

                             The Gabelli Asset Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         -------------------

                   Date of fiscal year end: December 31, 2004
                                            -------------------

                  Date of reporting period: September 30, 2004
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS -- 94.2%
             AEROSPACE -- 0.9%
     75,000  Boeing Co. .................... $    3,871,500
      1,600  Herley Industries Inc.+ .......         29,904
     85,000  Lockheed Martin Corp. .........      4,741,300
    160,000  Northrop Grumman Corp. ........      8,532,800
                                             --------------
                                                 17,175,504
                                             --------------
             AGRICULTURE -- 0.8%
    800,000  Archer-Daniels-Midland Co. ....     13,584,000
     15,000  Delta & Pine Land Co. .........        401,250
     40,529  Monsanto Co. ..................      1,476,066
      2,000  Potash Corp. of
              Saskatchewan Inc. ............        128,340
     15,000  Terra Industries Inc.+ ........        129,900
                                             --------------
                                                 15,719,556
                                             --------------
             AUTOMOTIVE -- 1.6%
    180,000  General Motors Corp. ..........      7,646,400
    525,000  Navistar International Corp.+ .     19,524,750
     45,000  PACCAR Inc. ...................      3,110,400
     27,000  Volkswagen AG .................      1,039,222
                                             --------------
                                                 31,320,772
                                             --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
    110,000  BorgWarner Inc. ...............      4,761,900
    122,000  CLARCOR Inc. ..................      5,815,740
    570,000  Dana Corp. ....................     10,083,300
    210,000  Federal-Mogul Corp.+ ..........         37,800
    500,000  Genuine Parts Co. .............     19,190,000
    250,000  Johnson Controls Inc. .........     14,202,500
    170,000  Midas Inc.+ ...................      2,754,000
    300,000  Modine Manufacturing Co. ......      9,033,000
    219,600  Scheib (Earl) Inc.+ ...........        702,720
    205,000  Standard Motor Products Inc. ..      3,097,550
     65,000  Superior Industries
              International Inc. ...........      1,946,750
    300,000  Tenneco Automotive Inc.+ ......      3,930,000
    100,000  TransPro Inc.+ ................        519,500
    140,000  TRW Automotive Holdings Corp.+       2,639,000
                                             --------------
                                                 78,713,760
                                             --------------
             AVIATION: PARTS AND SERVICES -- 2.5%
     75,000  Aviall Inc.+ ..................      1,530,000
    222,000  Curtiss-Wright Corp. ..........     12,705,060
     67,000  Curtiss-Wright Corp., Cl. B ...      3,624,700
    230,000  Fairchild Corp., Cl. A+ .......        915,400
    650,000  GenCorp Inc. ..................      8,807,500
    110,000  Kaman Corp., Cl. A ............      1,313,400
    170,000  Precision Castparts Corp. .....     10,208,500
    109,000  Sequa Corp., Cl. A+ ...........      5,690,890
    105,000  Sequa Corp., Cl. B+ ...........      5,668,950
                                             --------------
                                                 50,464,400
                                             --------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             BROADCASTING -- 1.1%
     20,000  Corus Entertainment Inc.,
              Cl. B ........................ $      371,380
     70,100  Fisher Communications Inc.+ ...      3,364,800
    200,000  Granite Broadcasting Corp.+ ...         46,000
    310,000  Gray Television Inc. ..........      3,689,000
     10,000  Gray Television Inc., Cl. A ...        111,400
    170,000  Liberty Corp. .................      6,755,800
    120,000  Lin TV Corp., Cl. A+ ..........      2,337,600
    160,000  Paxson Communications Corp.+ ..        216,000
    400,000  Television Broadcasts Ltd. ....      1,790,191
    240,000  Young Broadcasting Inc., Cl. A+      2,608,800
                                             --------------
                                                 21,290,971
                                             --------------
             BUSINESS SERVICES -- 1.2%
    480,000  Cendant Corp. .................     10,368,000
     50,000  ChoicePoint Inc.+ .............      2,132,500
    200,000  Ecolab Inc. ...................      6,288,000
     10,000  Imation Corp. .................        355,900
     65,000  Landauer Inc. .................      3,050,450
    119,000  Nashua Corp.+ .................      1,314,950
                                             --------------
                                                 23,509,800
                                             --------------
             CABLE AND SATELLITE -- 3.8%
  2,030,000  Cablevision Systems Corp.,
              Cl. A+ .......................     41,168,400
     30,000  Charter Communications Inc.,
              Cl. A+ .......................         79,800
    300,000  Comcast Corp., Cl. A+ .........      8,472,000
     40,000  Comcast Corp., Cl. A, Special+       1,116,800
    100,000  Cox Communications Inc., Cl. A+      3,313,000
    275,000  DIRECTV Group Inc.+ ...........      4,837,250
     10,000  EchoStar Communications Corp.,
              Cl. A+ .......................        311,200
    285,000  Liberty Media International
              Inc., Cl. A+ .................      9,508,170
     60,000  Shaw Communications Inc., Cl. B      1,000,830
     80,000  Shaw Communications Inc., Cl. B,
              Non-Voting ...................      1,334,400
    605,000  UnitedGlobalCom Inc., Cl. A+ ..      4,519,350
                                             --------------
                                                 75,661,200
                                             --------------
             CLOSED-END FUNDS -- 0.1%
     81,792  Royce Value Trust Inc. ........      1,469,810
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
    400,000  Agere Systems Inc., Cl. B+ ....        408,000
    190,000  Andrew Corp.+ .................      2,325,600
    600,000  Corning Inc.+ .................      6,648,000
    800,000  Lucent Technologies Inc.+ .....      2,536,000
    300,000  Motorola Inc. .................      5,412,000
    240,000  Nortel Networks Corp.+ ........        816,000
    400,000  Thomas & Betts Corp.+ .........     10,728,000
                                             --------------
                                                 28,873,600
                                             --------------
             COMPUTER HARDWARE -- 0.0%
     40,000  Maxtor Corp.+ .................        208,000
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
     10,000  Computer Associates
              International Inc. ........... $      263,000
     48,000  Jupitermedia Corp.+ ...........        854,400
     40,000  PeopleSoft Inc.+ ..............        794,000
     26,026  Telecom Italia Media SpA+ .....          8,534
                                             --------------
                                                  1,919,934
                                             --------------
             CONSUMER PRODUCTS -- 5.3%
     40,500  Alberto-Culver Co. ............      1,760,940
     12,000  Altria Group Inc. .............        564,480
     11,000  Christian Dior SA .............        655,095
    285,000  Church & Dwight Co. Inc. ......      7,997,100
      1,000  Clorox Co. ....................         53,300
     60,000  Department 56 Inc.+ ...........        978,000
     90,000  Eastman Kodak Co. .............      2,899,800
    310,000  Energizer Holdings Inc.+ ......     14,291,000
    110,000  Fortune Brands Inc. ...........      8,149,900
    290,000  Gallaher Group plc, ADR .......     13,476,300
    260,000  Gillette Co. ..................     10,852,400
      3,000  Givaudan SA ...................      1,823,496
     38,000  Harley-Davidson Inc. ..........      2,258,720
    160,000  Mattel Inc. ...................      2,900,800
     50,000  Maytag Corp. ..................        918,500
     65,000  National Presto Industries Inc.      2,718,300
    370,000  Procter & Gamble Co. ..........     20,024,400
  1,000,000  Swedish Match AB ..............     10,576,633
     10,000  Syratech Corp.+ ...............          2,650
    140,000  Wolverine World Wide Inc. .....      3,528,000
                                             --------------
                                                106,429,814
                                             --------------
             CONSUMER SERVICES -- 1.3%
        800  eBay Inc.+ ....................         73,552
    830,000  IAC/InterActiveCorp+ ..........     18,276,600
    298,650  Rollins Inc. ..................      7,254,209
                                             --------------
                                                 25,604,361
                                             --------------
             DIVERSIFIED INDUSTRIAL -- 5.3%
    145,400  Acuity Brands Inc. ............      3,456,158
      5,000  Anixter International Inc. ....        175,450
    180,000  Cooper Industries Ltd., Cl. A .     10,620,000
    425,000  Crane Co. .....................     12,291,000
     78,700  Gardner Denver Inc.+ ..........      2,169,759
    253,500  GATX Corp. ....................      6,758,310
    120,000  General Electric Co. ..........      4,029,600
    240,000  Greif Inc., Cl. A .............     10,116,000
     30,000  Harbor Global Co. Ltd.+ .......        300,000
    425,000  Honeywell International Inc. ..     15,240,500
    300,000  ITT Industries Inc. ...........     23,997,000
    150,000  Katy Industries Inc.+ .........        798,000
    320,000  Lamson & Sessions Co.+ ........      2,912,000
     40,000  MagneTek Inc.+ ................        298,800
    247,500  Myers Industries Inc. .........      2,710,125
     54,000  Pentair Inc. ..................      1,885,140

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
     80,000  Smiths Group plc .............. $    1,074,156
    155,000  Thomas Industries Inc. ........      4,867,000
     75,000  Trinity Industries Inc. .......      2,337,750
     38,000  Tyco International Ltd. .......      1,165,080
                                             --------------
                                                107,201,828
                                             --------------
             ELECTRONICS -- 1.0%
      3,000  Hitachi Ltd., ADR .............        181,050
     13,000  Kyocera Corp., ADR ............        915,200
     25,000  Molex Inc., Cl. A .............        657,750
     47,000  Samsung Electronics Co.
              Ltd., GDR (a) ................      9,346,937
    135,000  Sony Corp., ADR ...............      4,642,650
    205,000  Texas Instruments Inc. ........      4,362,400
                                             --------------
                                                 20,105,987
                                             --------------
             ENERGY AND UTILITIES -- 6.3%
    120,000  AES Corp.+ ....................      1,198,800
     60,000  AGL Resources Inc. ............      1,846,200
    150,000  Allegheny Energy Inc.+ ........      2,394,000
    235,000  BP plc, ADR ...................     13,519,550
    250,000  Burlington Resources Inc. .....     10,200,000
     25,000  CH Energy Group Inc. ..........      1,145,000
    330,000  ChevronTexaco Corp. ...........     17,701,200
     95,000  ConocoPhillips ................      7,870,750
     20,000  Constellation Energy Group Inc.        796,800
     62,000  Devon Energy Corp. ............      4,402,620
     70,000  DPL Inc. ......................      1,440,600
     20,000  DTE Energy Co. ................        843,800
    435,000  Duke Energy Corp. .............      9,957,150
    110,000  Duquesne Light Holdings Inc. ..      1,975,600
     30,000  Edison International ..........        795,300
    225,000  El Paso Corp. .................      2,067,750
    285,000  El Paso Electric Co.+ .........      4,579,950
    155,000  Energy East Corp. .............      3,902,900
     55,000  EOG Resources Inc. ............      3,621,750
    310,000  Exxon Mobil Corp. .............     14,982,300
      7,000  FPL Group Inc. ................        478,240
     31,625  GlobalSantaFe Corp. ...........        969,306
     10,000  Halliburton Co. ...............        336,900
     50,000  Kerr-McGee Corp. ..............      2,862,500
    200,000  Mirant Corp.+ .................         82,000
    180,000  NiSource Inc. (SAILS)+ ........        459,000
    190,000  Northeast Utilities ...........      3,684,100
    100,000  Progress Energy Inc., CVO+ ....         16,000
     66,000  SJW Corp. .....................      2,179,320
    325,000  Southwest Gas Corp. ...........      7,783,750
     52,000  TXU Corp. .....................      2,491,840
     11,000  UIL Holdings Corp. ............        541,090
                                             --------------
                                                127,126,066
                                             --------------
             ENTERTAINMENT -- 7.0%
     19,406  EMI Group plc .................         77,520
    195,000  EMI Group plc, ADR ............      1,557,894
    186,700  Fox Entertainment Group
              Inc., Cl. A+ .................      5,179,058

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT (CONTINUED)
    200,000  GC Companies Inc.+ ............ $      172,000
    500,000  Gemstar-TV Guide
              International Inc.+ ..........      2,825,000
    165,000  Grupo Televisa SA, ADR ........      8,700,450
  4,650,000  Liberty Media Corp., Cl. A+ ...     40,548,000
    130,000  Metro-Goldwyn-Mayer Inc.+ .....      1,504,100
     20,000  Regal Entertainment Group, Cl. A       382,000
    249,800  Six Flags Inc.+ ...............      1,358,912
    500,000  The Walt Disney Co. ...........     11,275,000
  1,500,000  Time Warner Inc.+ .............     24,210,000
    835,000  Viacom Inc., Cl. A ............     28,390,000
    520,000  Vivendi Universal SA, ADR+ ....     13,379,600
     60,000  World Wrestling
              Entertainment Inc. ...........        733,200
                                             --------------
                                                140,292,734
                                             --------------
             ENVIRONMENTAL SERVICES -- 1.2%
    325,000  Allied Waste Industries Inc.+ .      2,876,250
    300,000  Republic Services Inc. ........      8,928,000
    420,000  Waste Management Inc. .........     11,482,800
                                             --------------
                                                 23,287,050
                                             --------------
             EQUIPMENT AND SUPPLIES -- 4.5%
    550,000  AMETEK Inc. ...................     16,676,000
      3,000  Amphenol Corp., Cl. A+ ........        102,780
    105,000  CIRCOR International Inc. .....      2,047,500
    185,000  Crown Holdings Inc.+ ..........      1,907,350
    155,000  CTS Corp. .....................      1,953,000
      4,000  Danaher Corp. .................        205,120
    404,000  Donaldson Co. Inc. ............     11,469,560
    323,550  Fedders Corp. .................      1,323,319
    415,000  Flowserve Corp.+ ..............     10,034,700
    179,800  Gerber Scientific Inc.+ .......      1,184,882
    195,000  GrafTech International Ltd.+ ..      2,720,250
    560,000  IDEX Corp. ....................     19,017,600
      2,000  Imagistics International Inc.+          67,200
     12,000  Ingersoll-Rand Co., Cl. A .....        815,640
    473,500  Interpump Group SpA ...........      2,464,094
    100,000  Lufkin Industries Inc. ........      3,722,000
     18,000  Manitowoc Co. Inc. ............        638,280
     35,900  Met-Pro Corp. .................        472,085
     10,000  Sealed Air Corp.+ .............        463,500
     30,000  Valmont Industries Inc. .......        626,100
    435,000  Watts Water Technologies
              Inc., Cl. A ..................     11,679,750
    120,000  Weir Group plc ................        611,813
                                             --------------
                                                 90,202,523
                                             --------------
             FINANCIAL SERVICES -- 4.9%
     15,000  Alleghany Corp.+ ..............      4,093,500
      2,000  Allstate Corp. ................         95,980
    380,000  American Express Co. ..........     19,554,800
     55,000  Argonaut Group Inc.+ ..........      1,026,850
     15,000  Bank of America Corp. .........        649,950
     60,000  Bank of New York Co. Inc. .....      1,750,200
        220  Berkshire Hathaway Inc., Cl. A+     19,063,000

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
     50,000  BKF Capital Group Inc. ........ $    1,465,000
     35,000  Commerzbank AG+ ...............        650,748
    110,000  Commerzbank AG, ADR+ ..........      2,035,649
    155,000  Deutsche Bank AG, ADR .........     11,150,700
     30,000  H&R Block Inc. ................      1,482,600
     26,400  JPMorgan Chase & Co. ..........      1,048,872
      6,000  Lehman Brothers Holdings Inc. .        478,320
     30,000  Leucadia National Corp. .......      1,699,500
    120,000  Mellon Financial Corp. ........      3,322,800
     23,000  Merrill Lynch & Co. Inc. ......      1,143,560
     38,000  Metris Companies Inc.+ ........        371,640
    386,200  Midland Co. ...................     10,562,570
    160,000  Phoenix Companies Inc. ........      1,667,200
     30,000  PNC Financial Services Group ..      1,623,000
      2,500  Prudential Financial Inc. .....        117,600
     65,000  St. Paul Travelers
              Companies Inc. ...............      2,148,900
     85,000  State Street Corp. ............      3,630,350
     20,000  SunTrust Banks Inc. ...........      1,408,200
     30,000  T. Rowe Price Group Inc. ......      1,528,200
     20,000  Unitrin Inc. ..................        831,400
      8,500  Value Line Inc. ...............        314,500
    115,000  Waddell & Reed Financial
              Inc., Cl. A ..................      2,530,000
                                             --------------
                                                 97,445,589
                                             --------------
             FOOD AND BEVERAGE -- 8.8%
     50,000  Allied Domecq plc, ADR ........      1,714,000
    345,000  Brown-Forman Corp., Cl. A .....     16,142,550
     37,000  Cadbury Schweppes plc, ADR ....      1,143,670
    125,000  Campbell Soup Co. .............      3,286,250
    105,000  Coca-Cola Co. .................      4,205,250
     10,000  Coca-Cola Enterprises Inc. ....        189,000
      8,000  Coca-Cola Hellenic
              Bottling Co. SA ..............        168,400
    235,500  Corn Products International Inc.    10,856,550
    300,000  Del Monte Foods Co.+ ..........      3,147,000
    318,000  Diageo plc, ADR ...............     16,036,740
     70,000  Farmer Brothers Co. ...........      1,871,100
    280,000  Flowers Foods Inc. ............      7,238,000
    240,000  General Mills Inc. ............     10,776,000
     65,000  Groupe Danone .................      5,110,228
  1,267,800  Grupo Bimbo SA de CV, Cl. A ...      2,776,318
     10,000  Hain Celestial Group Inc.+ ....        176,800
    200,000  Heinz (H.J.) Co. ..............      7,204,000
     90,000  Hershey Foods Corp. ...........      4,203,900
    250,000  Kellogg Co. ...................     10,665,000
    100,000  Kerry Group plc, Cl. A ........      2,200,824
     33,000  LVMH Moet Hennessy Louis
              Vuitton SA ...................      2,203,006
      9,000  Nestle SA .....................      2,061,344
    995,000  PepsiAmericas Inc. ............     19,004,500
    370,000  PepsiCo Inc. ..................     18,000,500
    150,000  Ralcorp Holdings Inc.+ ........      5,415,000
     20,000  Smucker (J.M.) Co. ............        888,200
    149,041  Tootsie Roll Industries Inc. ..      4,354,978
    255,000  Wrigley (Wm.) Jr. Co. .........     16,144,050
                                             --------------
                                                177,183,158
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 3.1%
     44,000  Amgen Inc.+ ................... $    2,493,920
      3,000  ArthroCare Corp.+ .............         87,870
     44,000  Biogen Idec Inc.+ .............      2,691,480
      4,000  Biomet Inc. ...................        187,520
    165,000  Bristol-Myers Squibb Co. ......      3,905,550
     52,000  Chemed Corp. ..................      2,898,480
     40,000  Chiron Corp.+ .................      1,768,000
      1,000  CONMED Corp.+ .................         26,300
      5,500  DENTSPLY International Inc. ...        285,670
     50,000  Eli Lilly & Co. ...............      3,002,500
     20,000  Exactech Inc.+ ................        409,000
     20,000  Henry Schein Inc.+ ............      1,246,200
     58,000  INAMED Corp.+ .................      2,764,860
      1,000  Integra LifeSciences Holdings+          32,110
     25,000  Inverness Medical
              Innovations Inc.+ ............        520,000
     52,000  Invitrogen Corp.+ .............      2,859,480
     70,000  Johnson & Johnson .............      3,943,100
    100,000  Medco Health Solutions Inc.+ ..      3,090,000
    155,000  Merck & Co. Inc. ..............      5,115,000
      2,000  Nobel Biocare Holding AG ......        310,323
     15,000  Orthofix International NV+ ....        515,250
      4,000  OrthoLogic Corp.+ .............         28,160
     16,000  Patterson Companies Inc.+ .....      1,224,960
    440,000  Pfizer Inc. ...................     13,464,000
    135,000  Schering-Plough Corp. .........      2,573,100
      2,000  Stryker Corp. .................         96,160
    150,000  Sybron Dental Specialties Inc.+      4,453,500
     25,000  Thoratec Corp.+ ...............        240,500
        200  William Demant Holding A/S+ ...          8,829
     70,000  Women First HealthCare Inc.+ ..            210
      1,000  Wright Medical Group Inc.+ ....         25,120
     55,000  Wyeth .........................      2,057,000
      1,000  Young Innovations Inc. ........         33,000
                                             --------------
                                                 62,357,152
                                             --------------
             HOTELS AND GAMING -- 3.0%
     90,000  Aztar Corp.+ ..................      2,385,000
    153,100  Boca Resorts Inc., Cl. A+ .....      2,843,067
    180,000  Caesars Entertainment Inc.+ ...      3,006,000
    365,000  Gaylord Entertainment Co.+ ....     11,315,000
     80,000  GTECH Holdings Corp. ..........      2,025,600
     10,000  Harrah's Entertainment Inc. ...        529,800
  2,750,000  Hilton Group plc ..............     13,771,890
    740,000  Hilton Hotels Corp. ...........     13,941,600
     15,000  Kerzner International Ltd.+ ...        659,550
     60,000  Mandalay Resort Group .........      4,119,000
     25,000  MGM Mirage+ ...................      1,241,250
     90,000  Starwood Hotels & Resorts
              Worldwide Inc. ...............      4,177,800
                                             --------------
                                                 60,015,557
                                             --------------

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             MACHINERY -- 1.6%
     70,000  Caterpillar Inc. .............. $    5,631,500
    400,000  Deere & Co. ...................     25,820,000
                                             --------------
                                                 31,451,500
                                             --------------
             MANUFACTURED HOUSING AND
             RECREATIONAL VEHICLES -- 0.2%
     57,200  Cavalier Homes Inc.+ ..........        323,180
     16,000  Cavco Industries Inc.+ ........        604,320
    100,000  Champion Enterprises Inc.+ ....      1,029,000
     15,000  Coachmen Industries Inc. ......        236,700
     55,600  Fleetwood Enterprises Inc.+ ...        844,008
     80,111  Huttig Building Products Inc.+         725,005
      7,500  Nobility Homes Inc. ...........        175,500
     15,000  Palm Harbor Homes Inc.+ .......        252,750
     15,500  Skyline Corp. .................        620,775
     11,000  Southern Energy Homes Inc.+ ...         48,620
                                             --------------
                                                  4,859,858
                                             --------------
             METALS AND MINING -- 1.7%
     45,000  Alcoa Inc. ....................      1,511,550
    255,000  Barrick Gold Corp. ............      5,365,200
     12,525  Freeport-McMoRan Copper &
              Gold Inc.,
              Cl. B ........................        507,263
     50,000  Kinross Gold Corp.+ ...........        339,000
    515,000  Newmont Mining Corp. ..........     23,447,950
    170,000  Placer Dome Inc. ..............      3,379,600
                                             --------------
                                                 34,550,563
                                             --------------
             PUBLISHING -- 4.7%
    225,000  Belo Corp., Cl. A .............      5,071,500
     22,000  Dow Jones & Co. Inc. ..........        893,420
     30,000  EMAP plc ......................        408,780
     38,000  Lee Enterprises Inc. ..........      1,760,920
     60,000  McClatchy Co., Cl. A ..........      4,249,800
    140,000  McGraw-Hill Companies Inc. ....     11,156,600
    370,000  Media General Inc., Cl. A .....     20,701,500
     80,000  Meredith Corp. ................      4,110,400
    135,000  New York Times Co., Cl. A .....      5,278,500
     12,000  News Corp. Ltd., ADR ..........        394,440
    660,000  PRIMEDIA Inc.+ ................      1,551,000
    200,000  Pulitzer Inc. .................      9,880,000
    220,000  Reader's Digest Association Inc.     3,209,800
    248,000  Scripps (E.W.) Co., Cl. A .....     11,849,440
     68,614  Seat Pagine Gialle SpA ........         22,242
    120,000  Thomas Nelson Inc. ............      2,346,000
    290,000  Tribune Co. ...................     11,933,500
                                             --------------
                                                 94,817,842
                                             --------------
             REAL ESTATE -- 1.4%
    300,000  Catellus Development Corp. ....      7,953,000
    120,082  Florida East Coast
              Industries Inc. ..............      4,509,079
     95,000  Griffin Land & Nurseries Inc.+       2,280,000
    300,000  St. Joe Co. ...................     14,331,000
                                             --------------
                                                 29,073,079
                                             --------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
             COMMON STOCKS (CONTINUED)
             RETAIL -- 2.7%
     44,000  Aaron Rents Inc. .............. $      957,440
     60,750  Aaron Rents Inc., Cl. A .......      1,207,710
    160,000  Albertson's Inc. ..............      3,828,800
    430,000  AutoNation Inc.+ ..............      7,344,400
    140,000  Burlington Coat Factory
              Warehouse Corp. ..............      2,972,200
     13,500  Coldwater Creek Inc.+ .........        281,745
    130,000  Kroger Co.+ ...................      2,017,600
    660,000  Neiman Marcus Group Inc., Cl. B     35,145,000
                                             --------------
                                                 53,754,895
                                             --------------
             SPECIALTY CHEMICALS -- 1.8%
    450,000  Ferro Corp. ...................      9,814,500
    105,000  Fuller (H.B.) Co. .............      2,877,000
    130,000  General Chemical Group Inc.+ ..          5,200
    105,000  Great Lakes Chemical Corp. ....      2,688,000
    310,000  Hercules Inc.+ ................      4,417,500
     10,000  IMC Global Inc.+ ..............        173,900
     40,000  International Flavors &
              Fragrances Inc. ..............      1,528,000
    160,000  Material Sciences Corp.+ ......      2,158,400
    650,000  Omnova Solutions Inc.+ ........      3,919,500
    350,000  Sensient Technologies Corp. ...      7,574,000
                                             --------------
                                                 35,156,000
                                             --------------
             TELECOMMUNICATIONS -- 5.9%
     75,000  ALLTEL Corp. ..................      4,118,250
    165,000  AT&T Corp. ....................      2,362,800
     14,000  Brasil Telecom Participacoes
              SA, ADR ......................        453,600
    280,000  BT Group plc ..................        910,752
     30,000  BT Group plc, ADR .............        988,500
    473,000  CenturyTel Inc. ...............     16,195,520
    540,000  Cincinnati Bell Inc.+ .........      1,884,600
    300,000  Citizens Communications Co. ...      4,017,000
    312,000  Commonwealth Telephone
              Enterprises Inc.+ ............     13,587,600
     80,000  Deutsche Telekom AG, ADR+ .....      1,492,800
     35,000  France Telecom SA, ADR ........        875,000
  2,750,000  Qwest Communications
              International Inc.+ ..........      9,157,500
    415,000  Rogers Communications Inc.,
              Cl. B, New York ..............      8,387,150
     10,000  Rogers Communications Inc.,
              Cl. B, Toronto ...............        202,204
    160,000  SBC Communications Inc. .......      4,152,000
    940,000  Sprint Corp. ..................     18,922,200
     10,000  Swisscom AG, ADR ..............        347,200
     75,403  Tele Norte Leste Participacoes
              SA, ADR ......................        997,582
  1,500,435  Telecom Italia SpA ............      4,630,915
    300,000  Telecom Italia SpA, ADR .......      9,228,000
     95,000  Telefonica SA, ADR ............      4,274,050
     12,567  Telefonica SA, BDR ............        187,252
     20,000  Telefonos de Mexico SA de CV,
              Cl. L, ADR ...................        645,400
     32,500  TELUS Corp. ...................        672,830

                                                   MARKET
    SHARES                                         VALUE*
    ------                                         ------
     17,500  TELUS Corp., ADR .............. $      362,293
    220,000  Verizon Communications Inc. ...      8,663,600
                                             --------------
                                                117,716,598
                                             --------------
             TRANSPORTATION -- 0.0%
     85,000  AMR Corp.+ ....................        623,050
     49,000  Grupo TMM SA, Cl. A, ADR+ .....        116,130
      4,000  Kansas City Southern+ .........         60,680
      4,000  Providence & Worcester
              Railroad Co. .................         44,080
                                             --------------
                                                    843,940
                                             --------------
             WIRELESS COMMUNICATIONS -- 5.1%
     65,000  America Movil SA de CV,
              Cl. L, ADR ...................      2,536,950
  1,500,000  AT&T Wireless Services Inc.+ ..     22,170,000
    300,000  mm02 plc+ .....................        533,368
    140,000  mm02 plc, ADR+ ................      2,485,000
    135,000  Nextel Communications Inc.,
              Cl. A+ .......................      3,218,400
     70,000  Nextel Partners Inc., Cl. A+ ..      1,160,600
     72,000  Price Communications Corp.+ ...      1,098,000
    209,400  Rogers Wireless Communications
              Inc., Cl. B+ .................      6,577,254
     13,001  Tele Celular Sul Participacoes
              SA, ADR ......................        185,527
     22,500  Tele Centro Oeste Celular
              Participacoes SA, ADR ........        229,500
      1,350  Tele Leste Celular Participacoes
              SA, ADR+ .....................         20,655
      1,350  Tele Norte Celular Participacoes
              SA, ADR ......................         12,879
  1,800,000  Telecom Italia Mobile SpA .....      9,702,540
      3,375  Telemig Celular Participacoes
              SA, ADR ......................         96,120
    594,000  Telephone & Data Systems Inc. .     49,996,980
     25,000  Telesp Celular Participacoes
              SA, ADR+ .....................        154,500
     20,000  United States Cellular Corp.+ .        863,000
     12,000  Vodafone Group plc, ADR .......        289,320
                                             --------------
                                                101,330,593
                                             --------------
             TOTAL COMMON STOCKS ...........  1,887,133,994
                                             --------------
             PREFERRED STOCKS -- 3.7%
             AEROSPACE -- 0.2%
     29,500  Northrop Grumman Corp.,
              7.000% Cv. Pfd., Ser. B ......      3,864,500
                                             --------------
             PUBLISHING -- 3.5%
  2,230,844  News Corp. Ltd., Pfd., ADR ....     69,892,342
                                             --------------
             WIRELESS COMMUNICATIONS -- 0.0%
  7,686,101  Telesp Celular Participacoes
              SA, Pfd.+ ....................         18,792
                                             --------------
             TOTAL PREFERRED STOCKS ........     73,775,634
                                             --------------
 PRINCIPAL
  AMOUNT
 -------
             CONVERTIBLE CORPORATE BONDS -- 0.4%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,500,000  Pep Boys - Manny, Moe & Jack, Cv.,
              4.250%, 06/01/07 .............      1,492,500

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
    ------                                         ------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             AUTOMOTIVE: PARTS AND ACCESSORIES (CONTINUED)
$ 1,000,000  Standard Motor Products Inc.,
              Sub. Deb. Cv.,
              6.750%, 07/15/09 ............. $      990,000
                                             --------------
                                                  2,482,500
                                             --------------
             AVIATION: PARTS AND SERVICES -- 0.0%
    500,000  GenCorp Inc., Sub. Deb. Cv.,
              5.750%, 04/15/07 .............        513,750
                                             --------------
             BUSINESS SERVICES -- 0.1%
  1,000,000  Trans-Lux Corp., Sub. Deb. Cv.,
              7.500%, 12/01/06 .............      1,002,500
                                             --------------
             CABLE AND SATELLITE -- 0.0%
  1,000,000  Charter Communications Inc., Cv.,
              4.750%, 06/01/06 .............        860,000
                                             --------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
  2,000,000  Agere Systems Inc.,
              Sub. Deb. Cv.,
              6.500%, 12/15/09 .............      2,012,500
  1,000,000  TriQuint Semiconductor Inc.,
              Sub. Deb. Cv.,
              4.000%, 03/01/07 .............        967,500
                                             --------------
                                                  2,980,000
                                             --------------
             ELECTRONICS -- 0.0%
    500,000  Oak Industries Inc.,
              Sub. Deb. Cv.,
              4.875%, 03/01/08 .............        516,875
                                             --------------
             TOTAL CONVERTIBLE
               CORPORATE BONDS .............      8,355,625
                                             --------------
             U.S. GOVERNMENT OBLIGATIONS -- 1.5%
 31,200,000  U.S. Treasury Bills,
              1.116% to 1.705%++,
              10/07/04 to 12/30/04 .........     31,098,321
                                             --------------
             TOTAL INVESTMENTS -- 99.8%
              (Cost $1,201,583,363) ........  2,000,363,574

             OTHER ASSETS AND
              LIABILITIES (NET) -- 0.2% ....      3,701,902
                                             --------------
             NET ASSETS -- 100.0% .......... $2,004,065,476
                                             ==============

------------------
              For Federal tax purposes:
              Aggregate cost ............... $1,201,583,363
                                             ==============
              Gross unrealized appreciation  $  833,442,167
              Gross unrealized depreciation     (34,661,956)
                                             --------------
              Net unrealized appreciation
                (depreciation) ............. $  798,780,211
                                             ==============

------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $9,346,937 or 0.5% of total net assets.
+       Non-income producing security.
++      Represents annualized yield at date of purchase.
ADR   - American Depository Receipt.
BDR   - Brazilian Depository Receipt.
CVO   - Contingent Value Obligation.
GDR   - Global Depository Receipt.
SAILS - Stock Appreciation Income Linked Securities.
 * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            ------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer
                                    & Principal Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.